Related Party Transactions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Deemed benefits provided to former directors		£ 0.0	£ 0.0
Aggregate gains made by executive directors	£ 0.0	0.0	0.0
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	0.0	0.0	4.0
Revenue from rendering of goods and services, related party transactions	0.2	0.1	0.1
Amounts receivable, related party transactions	2.4	0.8	5.0
Amounts payable, related party transactions	£ 1.4	£ 0.4	£ 0.5